Share-based compensation - Summary of Employee Stock Options Granted (Parenthetical) (Details) - Employee Stock Options - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee stock options, Forfeited	65,124	106,784	180,751
Number of employees stock option, Expired	43,061	230,938	27,328
Organizational Restructuring
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee stock options, Forfeited	0	79,472	129,085
Number of employees stock option, Expired	15,797	222,309	0